Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Revenues	$16,331	$21,859	$14,517
Expenses	(15,159)	(16,407)	(9,330)
(Loss) gain on sale of real estate	(4,087)	81	-
(Loss) gain on extinguishment of debt	(341)	601	7,961
Impairment charges	(11,294)	(14,223)	(8,532)
(Loss) income from discontinued operations	$(14,550)	$(8,089)	$4,616